INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 47,369
Due after one through two years	13,689
Due after two through three years	14,014
Due after three through five years	1,005
Due after five through ten years	990
Due after ten years
Total	77,067
AVAILABLE FOR SALE, Fair value
Due in one year or less	47,486
Due after one through two years	13,764
Due after two through three years	13,965
Due after three through five years	998
Due after five through ten years	973
Due after ten years
Total	77,186
HELD TO MATURITY, Amortized cost
Due in one year or less	10,890
Due after one through two years	999
Due after two through three years
Due after three through five years	3,400
Due after five through ten years	1,136
Due after ten years	9,995
Total	26,420	82,400
HELD TO MATURITY, Fair value
Due in one year or less	11,052
Due after one through two years	1,089
Due after two through three years
Due after three through five years	3,808
Due after five through ten years	1,340
Due after ten years	9,667
Total	$ 26,956	$ 84,059